ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2024
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of September 30,
	2024	2023
Accounts receivable, gross	$29,974,474	$21,584,671
Less: allowance for doubtful accounts	(7,580,664)	(6,617,485)
Accounts receivable, net	$22,393,810	$14,967,186

Schedule of changes of allowance for doubtful accounts

	As of September 30,
	2024	2023
Beginning balance	$6,617,485	$255,322
Additional reserve through bad debt expense	700,653	6,366,356
Reduction due to accounts receivable factoring	—	—
Exchange difference	262,526	(4,193)
Ending balance	$7,580,664	$6,617,485